INVESTMENTS	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
INVESTMENTS
NOTE 19	INVESTMENTS

	At December 31, 2013
	Cost/Equity	Unrealized		Fair/Equity
	Basis	Gain	Loss	Basis
Current:
Marketable Equity Securities:
Gabriel Resources Ltd.	$37	$—	$—	$37
Paladin Energy Ltd.	21	1	—	22
Other	19	4	(4)	19

	$77	$5	$(4)	$78

Long-term:
Marketable Debt Securities:
Asset backed commercial paper	$23	$2	$—	$25
Auction rate securities	8	—	(3)	5

	31	2	(3)	30

Marketable Equity Securities:
Regis Resources Ltd.	165	88	—	253
Other	30	5	—	35

	195	93	—	288

Other investments, at cost	13	—	—	13

Investment in Affiliates:
Minera La Zanja S.R.L	92	—	—	92
Novo Resources Corp.	16	—	—	16

	$347	$95	$(3)	$439

	At December 31, 2012
	Cost/Equity	Unrealized		Fair/Equity
	Basis	Gain	Loss	Basis
Current:
Marketable Equity Securities:
Paladin Energy Ltd.	$60	$—	$(3)	$57
Other	17	14	(2)	29

	$77	$14	$(5)	$86

Long-term:
Marketable Debt Securities:
Asset backed commercial paper	$25	$—	$(6)	$19
Auction rate securities	7	—	(2)	5

	32	—	(8)	24

Marketable Equity Securities:
Canadian Oil Sands Trust	310	318	—	628
Gabriel Resources Ltd.	78	42	—	120
Regis Resources Ltd.	166	352	—	518
Other	65	14	—	79

	619	726	—	1,345

Other investments, at cost	12	—	—	12

Investment in Affiliates:
Minera La Zanja S.R.L	65	—	—	65

	$728	$726	$(8)	$1,446

In 2013, the Company recognized impairments for other-than-temporary declines in value of $105 for marketable equity securities, including $39 related to its holdings of Paladin Energy, Ltd and $36 related to its holdings of Gabriel Resources Ltd. In 2012, the Company recognized impairments for other-than-temporary declines in value of $47 for marketable equity securities.

In September 2013, the Company purchased a 35.7% share of Novo for approximately $16. Subsequently, in December 2013, Novo issued additional shares for the exercise of warrants and stock options which reduced Newmont’s ownership to 32%. Novo owns a majority of the Beaton’s Creek discovery with Millennium Minerals in the Pilbara region of Western Australia. The Company accounts for this ownership interest as an equity method investment.

On July 8, 2013, the Company sold its investment in Canadian Oil Sands Limited for $587, resulting in a pretax gain of $280 recorded in Other income, net.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or Greater		Total
At December 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Asset backed commercial paper	$—	$—	$25	$—	$25	$—
Auction rate securities	—	—	5	3	5	3
Marketable equity securities	54	4	—	—	54	4

	$54	$4	$30	$3	$84	$7

	Less than 12 Months		12 Months or Greater		Total
At December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Asset backed commercial paper	$—	$—	$19	$6	$19	$6
Auction rate securities	—	—	5	2	5	2
Marketable equity securities	79	5	—	—	79	5

	$79	$5	$24	$8	$103	$13

Included in the tables above are the unrealized losses of $7 and $13 at December 31, 2013 and 2012, respectively, related to the Company’s investments in asset backed commercial paper, auction rate securities and marketable equity securities. While the fair values of these investments are below their respective cost, the Company views these declines as temporary. The Company intends to hold its investment in auction rate securities and asset backed commercial paper until maturity or such time that the market recovers and therefore considers these losses temporary.